PROPOSED PUBLIC OFFERING (Details Narrative)	1 Months Ended
Nov. 30, 2021 $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Sale of stock, price per share	$ 10.15
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction | shares	10,000,000
Sale of stock, price per share	$ 10.00
Sale of stock, description of transaction	Each Unit will consist of one ordinary share and
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction | shares	11,500,000
Public Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, price per share	$ 11.50